Stock-based Compensation Expense - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Apr. 20, 2010 Albemarle Corporation 2008 Incentive Plan	Dec. 31, 2013 Albemarle Corporation 2008 Incentive Plan	Apr. 20, 2010 Albemarle Corporation 2008 Incentive Plan Maximum	Dec. 31, 2013 Non Employee Directors, Plan	May 07, 2013 Non Employee Directors, Plan	Dec. 31, 2013 Non Employee Directors, Plan Maximum	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Performance Unit Awards	Dec. 31, 2012 Performance Unit Awards	Dec. 31, 2011 Performance Unit Awards	Dec. 31, 2013 Performance Unit Awards Minimum	Dec. 31, 2013 Performance Unit Awards Maximum	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Restricted Stock And Restricted Stock Units	Dec. 31, 2012 Restricted Stock And Restricted Stock Units	Dec. 31, 2011 Restricted Stock And Restricted Stock Units	Dec. 31, 2013 Restricted Stock And Restricted Stock Units Minimum	Dec. 31, 2013 Restricted Stock And Restricted Stock Units Maximum	Dec. 31, 2013 Two Year Measurement Period	Dec. 31, 2013 One Year Vesting Period Thereafter
Share Based Compensation [Line Items]
Share-based awards vesting period				1 year	5 years							3 years						3 years				1 year	5 years
Stock options, term					10 years
Percentage of earnings													200.00%			0.00%	200.00%
Specific performance criteria period																1 year	2 years
Percentage of earning distributed																								50.00%	50.00%
Stock options granted during the period (in shares)	297,924	263,200	401,500
Increase in number of shares available for issuance under incentive plan (in shares)						4,470,000
Number of shares available for issuance under incentive plan (in shares)								7,470,000
Reduced incentive plan awards number of shares for each share (in shares)						1.6
Common stock (in shares)	150,000,000	150,000,000								500,000
Fair market value of shares											$ 150,000
Shares available for grant (in shares)							3,587,539		485,600
Stock-based compensation	10,164,000	15,211,000	27,069,000
Tax benefits recognized related to stock based compensation	3,700,000	5,600,000	10,000,000
Intrinsic value of stock options exercised	7,000,000	37,400,000	7,900,000
Compensation cost not yet recognized for nonvested share													2,400,000					6,100,000	3,400,000
Remaining weighted average period for recognition of compensation cost years												2 years 3 months 18 days	1 year 1 month 6 days					2 years 3 months 18 days	1 year 7 months 6 days
Proceeds from stock option exercised	5,553,000	21,148,000	2,230,000
Tax benefit from stock option exercised	2,500,000
Fair value vested, total													14,500,000	18,300,000	200,000				3,200,000	7,400,000	9,400,000
Granted (in dollars per share)													16,900,000	19,700,000	10,700,000				3,400,000	2,900,000	3,700,000
Fair value of grants in period total														$ 8,900,000	$ 6,300,000
Number of common stock share for each performance unit (in shares)													1